Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2023
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information
(4)	Supplemental Balance Sheet Information

Inventory

	December 31,	December 31,
	2023	2022
Raw materials	$1,020	$832
Sub-assemblies	1,379	864
Finished goods	1,342	1,915
Total inventory	$3,741	$3,611

Prepaid expenses and other current assets:

	December 31,	December 31,
	2023	2022
Prepaid insurance	$110	$78
Patents	13	—
Prepaid advertising and marketing	41	3
Taxes	47	—
Other current assets	126	84
Total prepaid expenses and other current assets	$337	$165

Accrued and other liabilities:

	December 31,	December 31,
	2023	2022
Payroll and benefits	$701	$1,829
Accrued legal settlements	200	1,775
Customer deposits	639	510
Taxes	61	119
Accrued professional	155	316
Other liabilities	58	491
Total accrued and other liabilities	$1,814	$5,040